Leases - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Maximum [Member]
Lessee Lease Description [Line Items]
Finance lease right-of-use assets	$ 1,000,000	$ 1,000,000
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other non-current assets	Other non-current assets
Remaining lease term	48 years
Minimum [Member]
Lessee Lease Description [Line Items]
Remaining lease term	1 year